LEASES - Right of use assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right of use assets
Beginning balance	R$ 4,794,023	R$ 4,344,078
Additions/updates	982,680	964,519
Depreciation	(592,451)	(508,592)
Write-offs	(75,026)	(5,982)
Ending balance	5,109,226	4,794,023
Lands and farms
Right of use assets
Beginning balance	2,868,411	2,288,061
Additions/updates	849,996	885,272
Depreciation	(360,225)	(304,922)
Write-offs	(75,026)
Ending balance	3,283,156	2,868,411
Machines and equipment
Right of use assets
Beginning balance	86,464	85,265
Additions/updates	66,821	20,646
Depreciation	(40,732)	(19,447)
Ending balance	112,553	86,464
Buildings
Right of use assets
Beginning balance	88,410	90,984
Additions/updates	61,647	52,140
Depreciation	(64,301)	(54,714)
Ending balance	85,756	88,410
Ships and boats
Right of use assets
Beginning balance	1,748,008	1,877,319
Additions/updates		1,861
Depreciation	(124,890)	(125,190)
Write-offs		(5,982)
Ending balance	1,623,118	1,748,008
Vehicles
Right of use assets
Beginning balance	2,730	2,449
Additions/updates	4,216	4,600
Depreciation	(2,303)	(4,319)
Ending balance	R$ 4,643	R$ 2,730